 [Letterhead]

July 16, 2009

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:  Sun Life Assurance Company of Canada (U.S.) (“Sun Life”)
Registration Statement on Form S-3 Pertaining to MFS Regatta Classic Contracts and Futurity Focus Contracts

Commissioners:

The enclosed Registration Statement on Form S-3 (“New Form S-3”) is conveyed herewith for filing pursuant to the Securities Act of 1933 (the "1933 Act").  The New Form S-3 is intended to register the continued offer and sale of certain market value adjusted interests (“MVAs”) that are now registered pursuant to a currently-effective registration statement on Form S-3 (File No. 333-133686).

I.  Purpose of the New Form S-3

The sole purpose for filing the New Form S-3 is to satisfy the triennial re-filing requirement of Rule 415(a)(5) and (6) under the 1933 Act.

The MVAs that are the subject of the New Form S-3 are the same MVAs that are the subject of a currently-effective Form S-3 registration statement under File No. 333-133686 (the “Old Form S-3”).  Sun Life issues the MVAs pursuant to certain flexible payment deferred annuity contracts (“Contracts”) that are sold on a group or an individual basis in connection with retirement plans. The Contracts are marketed under two different names:  “MFS Regatta Classic” and “Futurity Focus.” For 1933 Act purposes, we treat the MVAs as “securities” that are not entitled to rely on the exclusion in Section 3(a)(8) of that Act. Although Contracts are no longer being offered and sold to new purchasers, additional purchase payments continue to be made pursuant to existing Contracts, and some of those purchase payments may be allocated to MVAs.  Accordingly, Sun Life would like the MVAs to continue to be registered under the 1933 Act.

In 2005, however, the Commission adopted revisions to Rule 415 under the 1933 Act that prohibit an offering made in reliance on (inter alia) paragraphs (a)(1)(ix) or (x) of that rule from continuing for more than three years from the effective date of the related 1933 Act registration statement, unless a new 1933 Act registration statement is filed with respect to the offering. See Rule 415(a)(5) and (6). Sun Life’s offering of the MVAs is made in reliance on one or both of paragraphs (a)(1)(ix) or (x);  therefore, Sun Life is now constrained to file a new 1933 Act registration statement with respect to the MVAs. Specifically, as Sun Life understands Rule 415(a)(5) and (6) and the Commission’s interpretation thereof, Sun Life would be required to cease its offer and sale of its MVAs in reliance on the Old Form S-3, unless a new Form S-3 registration statement is filed not later than July 17, 2009. The only reason that Sun Life is filing the New Form S-3 is to allow the offer and sale of MVAs pursuant to the Old Form S-3 to continue beyond that date. (Under Rule 415(a)(5)(ii), having now filed the New Form S-3, Sun Life can continue the offer and sale of MVAs pursuant to the Old Form S-3 until the earlier of the effective date of the New Form S-3 or 180 days after July 17, 2009.) Again, however, the New Form S-3 would not have been filed (or necessary), but for the requirements embodied in Rule 415(a)(5) and (6) that were adopted in 2005.

II.  Prospectuses Contained in the New Form S-3

The New Form S-3 contains the most recent MFS Regatta Classic prospectus (dated July 18, 2006) and the most recent Futurity Focus prospectus (dated July 18, 2006), both of which Sun Life filed in connection with the Old Form S-3.  MFS Regatta Classic and Futurity Focus offer not only the MVAs, discussed herein, but also certain variable investment options (the “Variable Options”) that are supported by a Sun Life separate account. The separate account and the interests therein issued under the Contracts are registered, respectively, under the Investment Company Act of 1940 and the 1933 Act, pursuant to a currently-effective Form N-4 registration statement (File Nos. 811-05846 and 333-05227) (the “Form N-4”).

Likewise, the prospectuses contained in the New Form S-3 are “combined” prospectuses that offer not only the MVAs but also the relevant Variable Options. Accordingly, the July 18, 2006 prospectuses were also filed in connection with the Form N-4.

Sun Life, however, has not effected a general updating of those prospectuses subsequent to the July 18, 2006 versions. With respect to the Variable Options under the Contracts and the Form N-4, Sun Life ceased such updating in reliance on the line of Commission staff no-action letters that includes Great-West Life & Annuity Insurance Company (Oct. 23, 1990). With respect to the MVAs and the Old Form S-3, such general updating has been unnecessary, in view of the fact that, for purposes of Form S-3, the prospectus is automatically updated by Sun Life’s filing from time to time of its periodic reports pursuant to the Securities Exchange Act of 1934 (the “1934 Act”). (As required by the terms of Form S-3, the prospectuses contain language that automatically incorporates by reference all future-filed periodic reports of Sun Life pursuant to the 1934 Act; and, in accordance with the Commission’s rules and interpretations, the filing of such periodic reports automatically updates the prospectuses for purposes of Section 10(a)(3) of the 1933 Act.)

Because the most recent MFS Regatta Classic and Futurity Focus prospectuses are the ones dated July 18, 2006, those prospectuses are included in the New Form S-3. However, to ensure that the prospectuses comply with all requirements of Form S-3 as of the current time, the New Form S-3 also includes supplements to the July 18, 2006 prospectuses, as discussed in part III, below. Accordingly, for purposes of the New Form S-3, the prospectuses consist of the (1) MFS Regatta Classic prospectus, dated July 18, 2006 and a new supplement thereto and (2) the Futurity Focus prospectus, dated July 18, 2006 and a new supplement thereto.

III.	Supplements Contained in the New Form S-3

Although the MFS Regatta Classic and Futurity Focus prospectuses have not been generally updated since July 18, 2006, there were certain developments that affected the MVAs and as to which Sun Life supplemented the July 18, 2006 prospectuses. These previous supplements to the July 18, 2006 prospectuses related to the following subjects:

1.	Replacing the “Tax Sheltered Annuities” section of the prospectuses with an entire new section on that subject.
2.	Revisions to the prospectus text under the heading “Distribution of the Contracts”.

Accordingly, the substance of the past supplements has been set forth in new prospectus supplements (i.e., one new supplement for MFS Regatta Classic and one new supplement for Futurity Focus) that are contained in the New Form S-3 (the “2009 Supplements”). In addition to thus restating the substance of past supplements, the 2009 Supplements generally revise the July 18, 2006 prospectuses in all other respects necessary or appropriate so that the prospectuses will clearly comply at this time with all of the other requirements of Form S-3.

To summarize, the MFS Regatta Classic MVA prospectus in the New Form S-3 consists of the July 18, 2006 MFS Regatta Classic prospectus and the 2009 Supplement thereto; and the Futurity Focus MVA prospectus in the New Form S-3 consists of the July 18, 2006 Futurity Focus prospectus and the 2009 Supplement thereto. Our reasons for thus structuring each of the New Form S-3 prospectuses to consist of one of the July 18, 2006 prospectuses, coupled with a 2009 Supplement thereto, include the following:

•
No MFS Regatta Classic or Futurity Focus Contracts are being offered or sold to new purchasers, and only a very small amount of additional premium payments under outstanding Contracts is being allocated to MVAs.

•
To be used as a Form S-3 prospectus with respect to the MVAs, prospectuses such as the July 18, 2006 prospectuses are not required to be updated annually as long as customers have access to updated information primarily through the periodic reports filed by Sun Life and incorporated by reference into the prospectus. This means that there is very little additional information relevant to the MVAs that may be necessary to bring the prospectuses into full current compliance with Form S-3’s requirements. Moreover, that limited additional information can (and will) be readily supplied by the 2009 Supplements that are also included in the New Form S-3; and the length and subject matter of the 2009 Supplements are sufficiently limited that customers will be easily able to understand the 2009 Supplements and their relationship to the base prospectuses.

•
As discussed above, most of the substance in the 2009 Supplements simply restates the substance of certain prior supplements that, together with the July 18, 2009 prospectuses, are currently being relied upon in connection with the offer and sale of the MVAs pursuant to the Old Form S-3. The New Form S-3 is not being filed because of any substantive inadequacy that makes disclosures in those documents inappropriate to use in future years; it is being filed solely to comply with the new triennial re-filing requirement in Rule 415(a)(5) and (6).  Inasmuch as the prospectuses and supplements currently in use are adequately serving their purpose in connection with the Old Form S-3, we see no reason why the prospectuses as augmented by the 2009 Supplements cannot just as adequately continue serving that purpose in connection with the New Form S-3.

As the Commission’s staff is aware, Sun Life followed procedures essentially comparable to those outlined above in connection with certain Sun Life Form S-3 filings relating to MVAs that the Commission declared effective earlier this year. See, e.g., File No. 333-155791, relating to Sun Life’s MFS Regatta Access contracts and Futurity Focus II contracts, and File No. 333-155793, relating to Sun Life’s MFS Regatta Flex Four contracts and Futurity Select Four contracts.

IV. Proposed Timetable.

Sun Life plans to file a pre-effective amendment to the New Form S-3 shortly after receiving Commission Staff comments on the New Form S-3.  The pre-effective amendment will respond to Commission Staff comments, incorporate by reference the financial statements of Sun Life, add certain exhibits such as the consent of the independent auditors, and otherwise complete the registration statement.

V.  Request for Selective Review

The July 18, 2006, prospectuses contained in the New Form S-3 are the same as the prospectuses that have previously been filed with the Commission in connection with the Old Form S-3 and the Form N-4. Moreover, as discussed in part III, above, the information contained in the 2009 Supplements is of limited scope and most of such information is already contained in previous supplements that have been filed with the Commission and are currently in use.

Accordingly, because the New Form S-3 will provide only very limited new material for review by the Commission staff, and because we do not believe that the New Form S-3 presents any novel or difficult procedural or disclosure issues, we request that the New Form S-3 be accorded selective review by the staff.

Please direct any comments or questions to me or, in my absence, to Thomas C. Lauerman at Jorden Burt LLP (202-965-8156).

Thank you very much for your attention to this filing.

Sincerely,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel